UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  June 30, 1999

Check here if Amendment [ x ]; Amendment Number:
This Amendment  (Check only one.):  [ x ] is a restatement.
                             [   ] adds new holdings entries.

Investment Manager Filing this Report:

Name:         Rayner Associates, Inc.
Address: 655 Redwood Highway
         Suite 370
         Mill Valley, California 94941

13F File Number:  28-6446

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Arno A. Rayner
Title:   President
Phone:   415-332-7433
Signature, Place, and Date of Signing:

Arno A. Rayner          Mill Valley, California       August 18, 1999

Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

    FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     75

FORM 13F INFORMATION TABLE VALUE TOTAL:     164213

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- ----
AFLAC, Inc.                    COM              001055102     1376    28750 SH
     SOLE                    28750
AT&T Corp.                     COM              001957109     1493    26750 SH
     SOLE                    26750
Abbott Labs                    COM              002824100     2477    54600 SH
     SOLE                    54600
Albertsons                     COM              013104104      289     5600 SH
     SOLE                     5600
Allstate Corp.                 COM              020002101      242     6740 SH
     SOLE                     6740
American International Group   COM              026874107     1760    15007 SH
     SOLE                    15007
Automatic Data Processing      COM              053015103     4140    94100 SH
     SOLE                    94100
Banc One Corp.                 COM              06423A103      203     3400 SH
     SOLE                     3400
Bank Of America Corp.          COM              060505104     1580    21551 SH
     SOLE                    21551
Bell Atlantic Corp.            COM              077853109      813    12430 SH
     SOLE                    12430
BellSouth Corp.                COM              079860102      418     9072 SH
     SOLE                     9072
Bristol Myers Squibb           COM              110122108     4888    69400 SH
     SOLE                    69400
Cardinal Health, Inc.          COM              14149Y108     1815    28300 SH
     SOLE                    28300
Chevron                        COM              166751107     2057    21640 SH
     SOLE                    21640
Cintas Corp.                   COM              172908105     4441    66100 SH
     SOLE                    66100
Cisco Systems                  COM              17275R102     6229    96670 SH
     SOLE                    96670
Citigroup Inc.                 COM              172967101     1817    38250 SH
     SOLE                    38250
Coastal Corp                   COM              190441105      829    20600 SH
     SOLE                    20600
Coca-Cola                      COM              191216100      645    10400 SH
     SOLE                    10400
Colgate - Palmolive            COM              194162103     2413    24500 SH
     SOLE                    24500
Computer Associates            COM              204912091      411     7500 SH
     SOLE                     7500
Conseco, Inc.                  COM              208464107      259     8500 SH
     SOLE                     8500
Danaher Corp.                  COM              235851102      907    15600 SH
     SOLE                    15600
Dell Computer Corp.            COM              247025109      400    10800 SH
     SOLE                    10800
Disney Co.                     COM              254687106      849    27561 SH
     SOLE                    27561
Dollar General                 COM              256669102     3012   103857 SH
     SOLE                   103857
Dow Chemical                   COM              260543103      381     3004 SH
     SOLE                     3004
Du Pont                        COM              263534976      635     9300 SH
     SOLE                     9300
Emerson Electric               COM              291011104      346     5500 SH
     SOLE                     5500
Exxon                          COM              302290101     2393    31032 SH
     SOLE                    31032
Fannie Mae                     COM              313586109     4165    61025 SH
     SOLE                    61025
Finova Group, Inc.             COM              317928109     2915    55400 SH
     SOLE                    55400
Fiserv, Inc.                   COM              337738108     2572    82125 SH
     SOLE                    82125
Fox Entertainment Group - A    COM              35138T107      307    11400 SH
     SOLE                    11400
GTE Corp.                      COM              362320103     1502    19900 SH
     SOLE                    19900
Gap, Inc.                      COM              364760108      254     5037 SH
     SOLE                     5037
General Electric               COM              369604103     9815    86860 SH
     SOLE                    86860
Gillette                       COM              375766102     1960    47800 SH
     SOLE                    47800
HRPT Properties Trust          COM              40426W101      366    23900 SH
     SOLE                    23900
Heinz                          COM              423074103      221     4400 SH
     SOLE                     4400
Hewlett-Packard Co.            COM              428236103      231     2300 SH
     SOLE                     2300
Home Depot                     COM              437076102     2832    43950 SH
     SOLE                    43950
Informix Corp.                 COM              456779107       96    11300 SH
     SOLE                    11300
Innkeepers USA Trust           COM              4576J0104      356    35600 SH
     SOLE                    35600
Intel Corp.                    COM              458140100     3915    65800 SH
     SOLE                    65800
International Business Machine COM              459200101    10863    84048 SH
     SOLE                    84048
Johnson & Johnson              COM              478160104     5507    56195 SH
     SOLE                    56195
KLA - Tencor Corp.             COM              482480100      324     5000 SH
     SOLE                     5000
Lucent Technologies, Inc.      COM              549463107     9204   136486 SH
     SOLE                   136486
McDonalds                      COM              580135101      288     7000 SH
     SOLE                     7000
Merck                          COM              589331107     4282    58162 SH
     SOLE                    58162
Microsoft                      COM              594918104     6205    68800 SH
     SOLE                    68800
Mobil                          COM              607059102     3073    31120 SH
     SOLE                    31120
Morgan Stanley, Dean Witter Di COM              617446448     4439    43256 SH
     SOLE                    43256
Omnicom Group, Inc.            COM              681919106      432     5400 SH
     SOLE                     5400
Oracle Systems                 COM              68389X105     2460    66262 SH
     SOLE                    66262
Pepsico                        COM              713448108     2596    67100 SH
     SOLE                    67100
Pfizer Inc.                    COM              717081103     1888    17320 SH
     SOLE                    17320
Procter & Gamble               COM              742718109     2731    30600 SH
     SOLE                    30600
SBC Communications             COM              78387G103     1684    29036 SH
     SOLE                    29036
Safeway                        COM              786514208     4527    91450 SH
     SOLE                    91450
Sara Lee                       COM              803111103      544    24000 SH
     SOLE                    24000
Schering-Plough                COM              806605101      861    16400 SH
     SOLE                    16400
Staples Inc.                   COM              855030102     6201   200425 SH
     SOLE                   200425
Tellabs, Inc.                  COM              879664100      365     5400 SH
     SOLE                     5400
U.S. Bancorp                   COM              902973106     1176    35235 SH
     SOLE                    35235
UnumProvident Corp.            COM              91529Y106      219     4000 SH
     SOLE                     4000
Walgreen                       COM              931422109     1500    51070 SH
     SOLE                    51070
Warner-Lambert                 COM              934488107     1913    27670 SH
     SOLE                    27670
Wells Fargo                    COM              949746101      217     5080 SH
     SOLE                     5080
Westamerica Bancorporation     COM              957090103      328     9000 SH
     SOLE                     9000
Williams Companies, Inc.       COM              969457100      915    21500 SH
     SOLE                    21500
Xerox                          COM              984121103     7106   120318 SH
     SOLE                   120318
Felcor Lodging Tr $1.95 Ser  A                  31430F200      483    23800 SH
     SOLE                    23800
K-Mart Conv. Pfd. 7.75%                         498778208      854    14600 SH
     SOLE                    14600